SEMI
ANNUAL
REPORT

FRANKLIN REAL ESTATE SECURITIES FUND

                                OCTOBER 31, 1998

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


(PICTURE OMITTED)

Matt Avery
Portfolio Manager
Franklin Real Estate
Securities Fund

CONTENTS

Shareholder Letter .....     1

Performance Summaries
 Class I ...............     5
 Class II ..............     7
 Advisor Class .........     9

Financial Highlights &
Statement of Investments    11

Financial Statements ...    17

Notes to
Financial Statements ...    20

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 14 of this report.

Equity real estate investment trusts (REITs) are real estate companies that own and manage income-producing properties such as apartments or hotels. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management teams and generally concentrate on a specific geographic region and property type.

SHAREHOLDER LETTER

Your Fund's Goal: Franklin Real Estate Securities Fund seeks to maximize total return by investing in securities of companies in the real estate industry, primarily equity real estate investment trusts (REITs).

This semiannual report of Franklin Real Estate Securities Fund covers the six months ended October 31, 1998. Although the real estate industry experienced strong operating fundamentals and low interest rates during this period, investors' concerns about the U.S. economy and a slowdown in acquisition activity resulting from an inability to access capital markets contributed to weak REIT stock prices.

Within this environment, the fund's Class I shares posted a -13.65% six-month cumulative total return, as shown in the Performance Summary on page 5. The fund's benchmark, the unmanaged Wilshire Real Estate Securities Index, posted a -14.45% total return for the same period.1

1. Source: Standard & Poor's(R) Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

Throughout the reporting period, we continued to focus on property types and geographic regions with strong supply and demand fundamentals, while attempting to identify management teams capable of adding value through intensive property management and capital markets experience. In following this strategy, we maintained the majority of the fund's investments in the diversified property type, hotel, apartment, office, and industrial property sectors where we anticipate the strongest cash flow growth and attractive stock valuations.

On October 31, the diversified property type sector represented the fund's largest weighting, 20.2% of total net assets. Companies in this segment of the market have real estate portfolios diversified by both property type and location. During the latter part of the period, we took advantage of this segment's weak prices and added to our holdings of Security Capital Group, Inc. and Glenborough Realty Trust, Inc. At the close of the period, both of these well-managed companies were among our top 10 holdings.

The hotel sector, 16.3% of total net assets, was our second-largest property type. During the six months under review, we increased our positions in Starwood Lodging Trust, MeriStar Hospitality Corp., and Host Marriott Corp. Although prices of these stocks had weakened, partly due to changes in their corporate structures, in our opinion, these companies retained excellent growth prospects under nearly any structure and offered compelling valuations at the time of purchase.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

At the end of the period, the apartment sector represented 15.7% of the fund's total net assets. Core holdings included Archstone Communities Trust, Equity Residential Properties Trust, Camden Properties Trust, and Post Properties, Inc. Despite our belief that apartment stocks represented a combination of favorable supply/demand fundamentals, strong valuations and stable cash flows, we sold our Summit Properties, Inc. holdings. In our opinion, this multifamily REIT, located in the Southeast, may be vulnerable to new development in many of its markets.

Lower interest rates and record levels of home buying across the country during the past six months contributed to strong relative performance for the home building and residential communities sectors. Taking advantage of the high valuations of such stocks, we sold our positions in Cavalier Homes, Inc. and Clayton Homes, Inc.

Looking forward, we are optimistic about the long-term prospects for REITs. In our opinion, strong sector fundamentals and stable cash flows from real estate leases could provide the industry with excellent earnings relative to the overall market during the rest of 1998 and throughout 1999. Additionally, as a result of lower stock prices, REITs have been trading at the most attractive valuations seen in the last several years. We believe that this sector will continue to grow in capitalization and diversity, and we will maintain our focus on top-quality real estate companies which can create significant cash flow growth and shareholder value.

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT


TOP 10 HOLDINGS
10/31/98

COMPANY                            % OF TOTAL
INDUSTRY                           NET ASSETS

Archstone
Communities Trust                       3.48%
Apartments

Security Capital Group, Inc.            3.46%
Diversified Property Type

MeriStar Hospitality Corp.              3.28%
Hotels

Starwood Lodging Trust                  3.28%
Hotels

Equity Residential
Properties Trust                        3.06%
Apartments

Host Marriott Corp.                     2.83%
Hotels

Glenborough Realty
Trust, Inc.                             2.71%
Diversified Property Type

Public Storage, Inc.                    2.69%
Storage

Simon Property Group, Inc.              2.68%
Regional Malls

Kimco Realty Corp.                      2.57%
Retail - Community Centers


Please remember, this discussion reflects our views, opinions and portfolio holdings as of October 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you better understand our investment and management philosophy.

We appreciate your participation in Franklin Real Estate Securities Fund and welcome your comments or suggestions.

Sincerely,

/s/ Matt Avery
Matt Avery
Portfolio Manager
Franklin Real Estate Securities Fund

/s/ Doug Barton
Doug Barton
Portfolio Manager
Franklin Real Estate Securities Fund

PERFORMANCE SUMMARY

Class I

Franklin Real Estate Securities Fund - Class I posted a -13.65% cumulative total return for the six-month period ended October 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the initial sales charge. We always maintain a long-term perspective when managing the fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 6, the fund's Class I shares delivered a +73.27% cumulative total return since inception on January 3, 1994.

The fund's share price, as measured by net asset value, decreased $2.41, from $17.66 on April 30, 1998, to $15.25 on October 31, 1998. During the reporting period, shareholders received no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

Performance

Class I
Periods ended 10/31/98

                                                       SINCE
                                                     INCEPTION
                                     1-YEAR   3-YEAR  (1/3/94)
---------------------------------------------------------------
Cumulative Total Return1            -12.48%  +43.44%  +73.27%

Average Annual Total Return2        -17.53%  +10.57%  +10.70%

Value of $10,000 Investment3         $8,247  $13,516  $16,331

                                    10/31/96 10/31/97 10/31/98
---------------------------------------------------------------
One-Year Total Return4              +26.37%  +29.68%  -12.48%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and has been restated to reflect the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, fund shares were offered at a lower initial sales charge; thus, actual total returns would have been higher.
3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and have been restated to reflect the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, fund shares were offered at a lower initial sales charge; thus, actual total returns would have been higher.

4. One-year total return represents the change in value of an investment over the indicated periods ended on the specified dates and does not include the initial sales charge. All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

The fund's manager has agreed in advance to waive a portion of its management fees, which reduces operating expenses and increases total return to shareholders. Without this waiver, total returns would have been lower. The waiver may be discontinued at any time upon notice to the fund's board of trustees.

Class II

Franklin Real Estate Securities Fund - Class II posted a -13.91% cumulative total return for the six-month period ended October 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions and does not include sales charges. We always maintain a long-term perspective when managing the fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 8, the fund's Class II shares delivered a +55.15% cumulative total return since inception on May 1, 1995.

The fund's share price, as measured by net asset value, decreased $2.42, from $17.40 on April 30, 1998, to $14.98 on October 31, 1998. During the reporting period, shareholders received no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

Performance

Class II
Periods ended 10/31/98

                                                             SINCE
                                                           INCEPTION
                                           1-YEAR   3-YEAR  (5/1/95)
----------------------------------------------------------------------
Cumulative Total Return1                   -13.11%  +40.19%  +55.15%

Average Annual Total Return2               -14.82%  +11.54%  +13.03%

Value of $10,000 Investment3               $8,518   $13,877  $15,356

1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge, applicable to shares redeemed within 18 months of purchase.
3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include sales charges.
All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

The fund's manager has agreed in advance to waive a portion of its management fees, which reduces operating expenses and increases total return to shareholders. Without this waiver, total returns would have been lower. The waiver may be discontinued at any time upon notice to the fund's board of trustees.

Advisor Class

Franklin Real Estate Securities Fund - Advisor Class posted a -13.56% cumulative total return for the six-month period ended October 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions. We always maintain a long-term perspective when managing the fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 10, the fund's Advisor Class shares delivered a +74.13% cumulative total return since inception on January 3, 1994.

The fund's share price, as measured by net asset value, decreased $2.40, from $17.70 on April 30, 1998, to $15.30 on October 31, 1998. During the reporting period, shareholders received no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

Performance
Advisor Class

Periods ended 10/31/98

                                                          SINCE
                                                        INCEPTION
                                       1-YEAR*  3-YEAR*  (1/3/94)*
-------------------------------------------------------------------
Cumulative Total Return1               -12.24%  +44.15%  +74.13%

Average Annual Total Return1           -12.24%  +12.96%  +12.18%

Value of $10,000 Investment2            $8,776  $14,415  $17,413

                                       10/31/96 10/31/97  10/31/98
-------------------------------------------------------------------
One-Year Total Return*,3               +26.37%  +29.97%  -12.24%

*On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, containing Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was 3.31%.

1. Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the periods indicated.
2. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated.
3. One-year total return represents the change in value of an investment over the periods ended on the specified dates.
All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The fund's manager has agreed in advance to waive a portion of its management fees, which reduces operating expenses and increases total return to shareholders. Without this waiver, total returns would have been lower. The waiver may be discontinued at any time upon notice to the fund's board of trustees.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Highlights



                                                                                  Class I
                                                     -------------------------------------------------------------
                                                     Six Months Ended
                                                     October 31, 1998               Year Ended April 30,
                                                                       -------------------------------------------
                                                        (unaudited)      1998   19975   1996     1995     19942
                                                     -------------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................    $17.66        $15.44 $12.64  $10.58   $10.92.  $10.00
                                                     -------------------------------------------------------------
Income from investment operations:
 Net investment income ..............................        .37           .63    .49     .43      .39      .06
 Net realized and unrealized gains (losses)..........      (2.78)         2.14   2.77    2.10     (.45)     .86

                                                     -------------------------------------------------------------
Total from investment operations.....................      (2.41)         2.77   3.26    2.53     (.06)     .92

                                                     -------------------------------------------------------------
Less distributions from:
 Net investment income ..............................       -             (.48)  (.36)   (.47)    (.28)      -
 Net realized gains .................................       -             (.07)  (.10)     -        -        -

                                                     -------------------------------------------------------------
Total distributions .................................       -             (.55)  (.46)   (.47)    (.28)      -

                                                     -------------------------------------------------------------
Net asset value, end of period.......................     $15.25        $17.66 $15.44  $12.64   $10.58   $10.92
                                                     =============================================================

Total return+ .......................................     (13.65%)       17.96% 25.97%  24.25%    (.48%    9.20%

Ratios/supplemental data
Net assets, end of period (000s)....................     $295,072     $330,030 $153,520 $33,634  $16,694   $5,634
Ratios to average net assets:
 Expenses ...........................................       1.10%1        1.00%   .98%    .67%     .25%     .25%1
 Expenses excluding waiver and payments by affiliate.       1.10%1        1.03%  1.09%   1.24%    1.40%    2.91%1
 Net investment income ..............................       4.68%1        3.50%  3.88%   4.38%    4.86%    3.19%1
Portfolio turnover rate .............................       4.45%         6.10%  6.80%  14.40%    3.74%      -

+Total return does not reflect sales commissions or the contingent deferred sales charges, and is not annualized. Prior to May 1, 1994, dividends from net investment income were reinvested at the offering price.
1Annualized.
2For the period January 3, 1994 (effective date) to April 30, 1994.
5For the period ending April 30, 1997, per share amounts have been calculated using the daily average shares outstanding.

                                                                                Class II
                                                          ---------------------------------------------
                                                          Six Months Ended
                                                          October 31, 1998        Year Ended April 30,
                                                                             --------------------------
                                                             (unaudited)      1998     19975     19963
                                                          ---------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............           $17.40        $15.26   $12.56    $10.58
                                                          ---------------------------------------------
Income from investment operations:
 Net investment income .............................              .32           .45      .43       .44
 Net realized and unrealized gains (losses).........            (2.74)         2.15     2.68      2.00
                                                          ---------------------------------------------
Total from investment operations ...................            (2.42)         2.60     3.11      2.44

                                                          ---------------------------------------------
Less distributions from:
 Net investment income .............................               -           (.39)    (.31)     (.46)
 Net realized gains ................................               -           (.07)    (.10)       -

                                                          ---------------------------------------------
Total distributions ................................               -           (.46)    (.41)     (.46)

                                                          ---------------------------------------------
Net asset value, end of period .....................           $14.98        $17.40   $15.26    $12.56

                                                          =============================================

Total return+ ......................................           (13.91%)       17.07%   24.94%    23.21%

Ratios/supplemental data
Net assets, end of period (000s) ..................          $118,194      $137,048  $58,540    $6,282
Ratios to average net assets:
 Expenses ..........................................             1.85%1        1.75%    1.75%     1.41%
 Expenses excluding waiver and payments by affiliate             1.85%1        1.78%    1.86%     1.98%
 Net investment income .............................             3.93%1        2.77%    2.92%     3.65%
Portfolio turnover rate ............................             4.45%         6.10%    6.80%    14.40%

+Total return does not reflect sales commissions or the contingent deferred sales charges, and is not annualized.
1Annualized.
3For the period May 1, 1995 (effective date) to April 30, 1996.
5For the period ending April 30, 1997, per share amounts have been calculated using the daily average shares outstanding.



                                                    Advisor Class
                                                   -----------------------------------------
                                                   Six Months Ended
                                                   October 31, 1998   Year Ended April 30,
                                                                      ----------------------
                                                      (unaudited)      1998       19974,5
                                                   -----------------------------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period............        $17.70        $15.45      $15.30
                                                   -----------------------------------------
Income from investment operations:
 Net investment income .........................           .59           .52         .18
 Net realized and unrealized gains (losses).....         (2.99)         2.31        (.03)
                                                   -----------------------------------------
Total from investment operations ...............         (2.40)         2.83         .15
                                                   -----------------------------------------
Less distributions from:
 Net investment income .........................            -           (.51)         -
 Net realized gains ............................            -           (.07)         -
                                                   -----------------------------------------
Total distributions ............................            -           (.58)         -
                                                   -----------------------------------------
Net asset value, end of period .................        $15.30        $17.70      $15.45
                                                   =========================================

Total return+ ..................................        (13.56%)       18.35%        .98%

Ratios/supplemental data
Net assets, end of period (000s) ..............         $5,633        $8,929       $625
Ratios to average net assets:
 Expenses ......................................           .85%1         .75%        .75%1
 Expenses excluding waiver and payments by affiliate       .85%1         .78%        .86%1
 Net investment income .........................          4.93%1        3.97%       3.44%1
Portfolio turnover rate ........................          4.45%         6.10%       6.80%

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Statement of Investments, October 31, 1998 (unaudited)



                                                           SHARES       VALUE
 Common Stocks 93.9%

 Equity REIT - Apartments 15.7%
 Amli Residential Properties Trust ..................     145,000 $ 3,262,500
 Archstone Communities Trust ........................     725,000  14,590,625
 Avalonbay Communities, Inc. ........................     110,000   3,533,750
 Camden Property Trust ..............................     340,074   9,139,489
 Equity Residential Properties Trust ................     305,000  12,810,000
 Gables Residential Trust ...........................     160,000   4,210,000
 Irvine Apartment Communities, Inc. .................     190,000   4,987,500
 Post Properties, Inc. ..............................     240,000   9,285,000
 Smith, Charles E. Residential Realty, Inc. .........     125,000   3,828,125
                                                                   -----------
                                                                   65,646,989
                                                                   -----------
Equity REIT - Diversified Property Type 15.3%
 Crescent Real Estate Equities, Co. .................     400,000  10,025,000
 Colonial Properties Trust ..........................     283,300   7,790,750
 Duke Realty Investment, Inc. .......................     410,000   9,788,750
 Glenborough Realty Trust, Inc. .....................     530,000  11,361,875
 Liberty Property Trust .............................     380,000   8,740,000
 Spieker Properties, Inc. ...........................     260,000   8,970,000
 Vornado Realty Trust ...............................     221,000   7,444,938
                                                                   -----------
                                                                   64,121,313
                                                                   -----------
 Equity REIT - Health Care 3.5%
 Health Care Property Investors, Inc. ...............     114,300   3,843,338
 Nationwide Health Properties, Inc. .................     180,000   4,151,250
 Omega Healthcare Investors, Inc. ...................     225,000   6,975,000
                                                                   -----------
                                                                   14,969,588
                                                                   -----------
 Equity REIT - Hotels 12.1%
 FelCor Lodging Trust, Inc. .........................     425,000  10,014,063
 Innkeepers USA Trust ...............................     410,000   4,715,000
 MeriStar Hospitality Corp. .........................     743,700  13,758,450
 Patriot American Hospitality, Inc. .................     575,000   5,103,125
 Starwood Lodging Trust .............................     485,000  13,731,563
 Winston Hotels, Inc. ...............................     370,000   3,168,119
                                                                   -----------
                                                                   50,490,320
                                                                   -----------
 Equity REIT - Industrial 5.3%
 Cabot Industrial Trust .............................     245,000   4,900,000
 Meridian Industrial Trust, Inc. ....................     330,000   7,260,000
 ProLogis Trust .....................................     455,000   9,924,688
                                                                   -----------
                                                                   22,084,688
                                                                   -----------
 Equity REIT - Office 11.3%
 Alexandria Real Estate Equities, Inc. ..............     351,900   9,391,331
 Arden Realty Group, Inc. ...........................     425,000   9,190,625
 Equity Office Properties Trust .....................     340,000   8,160,000
 Highwoods Properties, Inc. .........................     300,000   8,381,250

 Equity REIT - Office (cont.)
 Mack-Cali Realty Corp. .............................     275,000 $ 8,146,875
SL Green Realty Corp. ...............................     223,000   4,223,063
                                                                   -----------
                                                                   47,493,144
                                                                   -----------
 Equity REIT - Residential Communities 2.7%
 Manufactured Home Communities, Inc. ................     170,000   4,239,375
 Sun Communities, Inc. ..............................     220,000   7,356,250
                                                                   -----------
                                                                   11,595,625
                                                                   -----------

 Equity REIT - Retail - Community Centers 6.7%
 Burnham Pacific Properties, Inc. ...................     382,500   5,020,313
 Developers Diversified Realty Corp. ................     280,000   5,285,000
 Kimco Realty Corp. .................................     270,000  10,749,375
cPacific Retail Trust ...............................     640,499   7,090,324
                                                                   -----------
                                                                   28,145,012
                                                                   -----------
 Equity REIT - Retail - Regional Malls 5.9%
 Simon Property Group, Inc. .........................     375,000  11,226,563
 The Macerich Co. ...................................     295,000   8,130,938
 The Mills Corp. ....................................     251,200   5,447,900
                                                                   -----------
                                                                   24,805,401
                                                                   -----------
 Equity REIT - Storage 6.1%
 Public Storage, Inc. ...............................     422,000  11,262,125
 Storage Trust Realty ...............................     440,000   9,872,500
 Storage USA, Inc. ..................................     140,000   4,261,250
                                                                   -----------
                                                                   25,395,875
                                                                   -----------
 Diversified Property Type 4.9%
aCrescent Operating, Inc. ...........................      16,000      79,000
aSecurity Capital Group, Inc. .......................     909,400  14,493,563
Security Capital US Realty ..........................     675,000   5,805,000
aVornado Operating Co. ..............................      11,050      69,063
                                                                   -----------
                                                                   20,446,626
                                                                   -----------
 Home Builders .2%
aSouthern Energy Homes, Inc. ........................     120,000     690,000
                                                                   -----------
 Hotels 4.2%
aCandlewood Hotel Co., Inc. .........................     385,000   1,540,000
aHost Marriott Corp. ................................    818,500   11,868,250
aMeriStar Hotels & Resorts, Inc. ....................     392,000     931,000
aPrime Hospitality Corp. ............................     350,000   3,193,750
                                                                   -----------
                                                                   17,533,000
                                                                   -----------
 Total Long Term Investments (Cost $432,081,924) ....             393,417,581
                                                                   -----------

bRepurchase Agreement 6.4%
 Joint Repurchase Agreement, 5.350%, 11/02/98,
 (Maturity Value $26,698,748)(Cost $26,686,851)...... $26,686,851 $26,686,851
  Barclays Capital Group, Inc.
  Chase Securities, Inc.
  CIBC Wood Gundy Securities Corp.
  Deutsche Morgan Grenfell/C.J. Lawrence, Inc.
  Donaldson, Lufkin & Jenrette Securities Corp.
  Dresdner Kleinwort Benson, North America, L.L.C.
  Greenwich Capital Markets, Inc.
  NationsBanc Montgomery Securities, L.L.C.
  Paribas Corp.
  SBC Warburg Dillon Read, Inc.
    Collateralized by U.S. Treasury Bills and Notes
                                                                   -----------
 Total Investments (Cost $458,768,775) 100.3% .......             420,104,432
 Other Assets, less Liabilities (.3%) ...............              (1,205,278)
                                                                   -----------
 Net Assets 100.0% ..................................            $418,899,154
                                                                   ===========

PORTFOLIO ABBREVIATION:
L.L.C.  -  Limited Liability Corp.
REIT    -  Real Estate Investment Trust

aNon-income producing.
bInvestment is through participation in a joint account with other funds managed by the investment advisor. At October 31, 1998, all repurchase agreements had been entered into on October 30, 1998. cSee Note 6 regarding restricted securities.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Statements

Statement of Assets and Liabilities
October 31, 1998 (unaudited)

Assets:
 Investments in securities, at value (cost $458,768,775) ...      $420,104,432
 Receivables:
  Capital shares sold ......................................         1,220,324
  Dividends and interest ...................................           780,323
                                                                   ------------
      Total assets .........................................       422,105,079
                                                                   ------------
Liabilities:
 Payables:
  Capital shares redeemed ..................................         1,772,943
  Affiliates ...............................................         1,154,105
  Shareholders .............................................           227,816
 Other liabilities .........................................            51,061
                                                                   ------------
      Total liabilities ....................................         3,205,925
                                                                   ------------
       Net assets, at value ................................      $418,899,154
                                                                   ============
Net assets consist of:
 Undistributed net investment income .......................      $ 13,466,886
 Net unrealized depreciation ...............................       (38,664,343)
 Accumulated net realized gain .............................         6,175,862
 Capital shares ............................................       437,920,749
                                                                   ------------
      Net assets, at value .................................      $418,899,154
                                                                   ============
Class I:
 Net asset value per share ($295,072,141 / 19,354,183
  shares outstanding)*......................................            $15.25
                                                                   ------------
 Maximum offering price per share ($15.25 / 94.25%) ........            $16.18
                                                                   ------------
Class II:
 Net asset value per share ($118,193,559 / 7,892,291
  shares outstanding)*......................................            $14.98
                                                                   ------------
 Maximum offering price per share ($14.98 / 99.00%) ........            $15.13
                                                                   ------------
Advisor Class:
Net asset value and maximum offering price per share
 ($5,633,454 / 368,103 shares outstanding) .................            $15.30
                                                                   ------------

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Statements (continued)

Statement of Operations
for the six months ended October 31, 1998 (unaudited)

Investment income:
 Dividends .....................................     $11,940,256
 Interest ......................................       1,084,248
                                                    ------------
      Total investment income ..................                   $13,024,504
Expenses:
 Management fees (Note 3) ......................       1,148,484
 Distribution fees (Note 3)
  Class I ......................................         395,851
  Class II .....................................         644,291
 Transfer agent fees (Note 3) ..................         582,429
 Custodian fees ................................           1,908
 Reports to shareholders .......................          55,420
 Registration and filing fees ..................          89,666
 Professional fees .............................          11,685
 Directors' fees and expenses ..................           6,826
 Other .........................................           6,076
                                                    ------------
      Total expenses ...........................                     2,942,636
                                                                   ------------
       Net investment income ...................                    10,081,868
                                                                   ------------
Realized and unrealized gains (losses):
 Net realized gain from investments ............                       897,617
 Net unrealized depreciation on investments ....                   (79,778,801)
                                                                   ------------
Net realized and unrealized loss ...............                   (78,881,184)
                                                                   ------------
Net decrease in net assets resulting from operations              $(68,799,316)
                                                                   ============

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Statements (continued)

Statement of Changes in Net Assets for the six months ended October 31, 1998 (unaudited) and the year ended April 30, 1998

                                                                      SIX MONTHS ENDED     YEAR ENDED
                                                                      OCTOBER 31,1998    APRIL 30, 1998
                                                                     -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income                                                $ 10,081,868       $ 12,086,241
  Net realized gain from investments                                        897,617          5,825,033
  Net unrealized appreciation (depreciation) on investments             (79,778,801)        25,890,441
                                                                      ----------------------------------
      Net increase (decrease) in net assets resulting from operations   (68,799,316)        43,801,715
 Distributions to shareholders from:
  Net investment income:
   Class I                                                                       --         (7,019,512)
   Class II                                                                      --         (2,230,303)
   Advisor Class                                                                 --           (131,663)
  Net realized gains:
   Class I                                                                       --         (1,735,325)
   Class II                                                                      --           (686,324)
   Advisor Class                                                                 --            (30,392)
                                                                      ----------------------------------
Total  distributions to shareholders
                                                                                 --        (11,833,519)
Capital share transactions (Note 2)
 Class I                                                                 12,170,161        153,188,550
 Class II                                                                 1,018,776         69,878,349
 Advisor Class                                                           (1,498,134)         8,287,762
                                                                      ----------------------------------
Total capital share transactions                                         11,690,803        231,354,661
      Net increase (decrease) in net assets                             (57,108,513)       263,322,857
Net assets:
 Beginning of period                                                    476,007,667        212,684,810
                                                                      ----------------------------------
 End of period                                                         $418,899,154       $476,007,667
                                                                      ----------------------------------
Undistributed net investment income included in net assets
 End of period                                                         $ 13,466,886        $ 3,385,018
                                                                      ==================================

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust (the Trust), which is an open-end investment company registered under the Investment Company of 1940. The Fund seeks total return.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Income Taxes:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions  received by the Fund from  securities  may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class I, Class II and Advisor Class. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

2. SHARES OF BENEFICIAL INTEREST (cont.)

At October 31, 1998, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:



                                                             Six Months Ended              Year Ended
                                                             OCTOBER 31, 1998            APRIL 30, 1998
                                                      ----------------------------------------------------------
                                                         SHARES           AMOUNT      SHARES         AMOUNT
                                                      ----------------------------------------------------------
Class I Shares
Shares sold.......................................     5,497,086       $90,167,883   13,583,071    $238,264,244
Shares issued in reinvestment of distributions....            --                --      443,3         7,781,587
Shares redeemed...................................    (4,834,318)      (77,997,722)  (5,277,774)    (92,857,281)
                                                      ----------------------------------------------------------
Net increase......................................       662,768       $12,170,161    8,748,692    $153,188,550
                                                      ==========================================================
Class II Shares
Shares sold.......................................     1,464,232       $23,591,404    4,882,257     $ 84,464,637
Shares issued in reinvestment of distributions....            --                --      147,303        2,554,233
Shares redeemed...................................    (1,446,032)      (22,572,628)    (990,554)     (17,140,521)
                                                      ----------------------------------------------------------
Net increase......................................        18,200       $ 1,018,776    4,039,006     $ 69,878,349
                                                      ==========================================================
Advisor Shares
Shares sold.......................................       249,834       $ 4,258,806      517,824      $ 9,252,101
Shares issued in reinvestment of distribution.....            --                --        9,090          159,714
Shares redeemed...................................      (386,270)       (5,756,940)     (62,790)      (1,124,053)
                                                      ----------------------------------------------------------
Net increase (decrease)...........................      (136,436)      $(1,498,134)     464,124      $ 8,287,762
                                                      ==========================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively. The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

   Annualized
    FEE RATE         AVERAGE  DAILY NET ASSETS
  ----------------------------------------------------------------------
     .625%           First $100 million
     .500%           Over $100 million, up to and including $250 million
     .450%           Over $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

3. TRANSACTIONS WITH AFFILIATES (cont.)

The Fund reimburses Distributors up to .25% and 1.00% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the period of $300,259 and $54,477, respectively.

The Fund paid transfer agent fees of $582,429, of which $265,799 was paid to Investor Services.

4. INCOME TAXES

At October 31, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes of $458,768,775 was as follows:

     Unrealized appreciation....................   $ 9,204,206
     Unrealized depreciation....................   (47,868,549)
                                                  -------------
     Net unrealized depreciation................  $(38,664,343)
                                                  =============

5. INVESTMENT TRANSACTIONS

Purchases  and sales of securities  (excluding  short-term  securities)  for the
period  ended  October  31,  1998  aggregated   $56,359,985   and   $18,371,898,
respectively.

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. At October 31, 1998, the Fund held the following restricted security representing 1.7% of the Fund's net assets:

SHARES   ISSUER                    ACQUISITION DATE    COST          VALUE
--------------------------------------------------------------------------------
640,499  Pacific Retail Trust          8/30/96      $7,598,685    $7,090,324




Franklin Real Estate Securities Fund Semi-Annual Report October 31, 1998.

APPENDIX

DESCRIPTION OF GRAPHIC  MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304
(a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This chart shows in pie format the geographic allocation distribution of the Franklin Real Estate Securities Fund on October 31, 1998, based on total net assets.

U.S.Geographic Allocation on October 31, 1998
National                                       45.2%
Southwest                                      13.5%
Southwest                                      10.7%
Northeast                                       9.2%
Northwest                                       9.1%
Mideast                                         6.2%
Cash and Equivalents                            6.1%

GRAPHIC MATERIAL (2)

This chart shows in bar format the property type allocation of the Franklin Real Estate Securities Fund on October 31, 1998, based on total net assets.

Property -Type Allocation on October 31, 1998
Diversified Property Type                       20.2%
Hotels                                          16.3%
Apartments                                      15.7%
Office                                          11.3%
Industrial                                       5.3%
Retail - Community Centers                       6.7%
Storage                                          6.1%
Retail - Regional Malls                          5.9%
Health Care                                      3.5%
Residential Communities                          2.7%
Home Builders                                    0.2%
Cash                                             6.1%